Other Receivables and Prepayments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

NOTE 6 – OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Deposits and other receivables	$25,297	$18,430
Prepayments	15,771	37,495
	$41,068	$55,925

NOTE 7 – OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following as of December 31, 2021 and December 31, 2020:

	2021	2020
Deposits and other receivables	$18,430	$19,027
Prepayments	37,495	31,279
	$55,925	$50,306